Loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Loans and borrowings
Summary of carrying amounts of the Group's loans and borrowings

	30 June	31 December
US$ thousand	2025	2024
Current
Senior syndicated facility	21,328	38,644
Copper stream	10,726	10,275
Silver stream	10,201	9,347
	42,255	58,266

Non-current
Mezzanine debt facility	—	95,003
Senior syndicated facility	194,492	116,032
Copper stream	75,250	75,636
Silver stream	55,579	58,254
	325,321	344,925
	367,576	403,191

Summary of continuity schedule of loans and borrowings

The following table presents the continuity schedule of loans and borrowings during the period ended 30 June 2025:

US$ thousand	Carrying amount
Balance as of 1 January 2025	403,191
Drawdowns
Drawdown of senior syndicated facility	66,000
Arrangement fee deducted from drawdown	(3,275)

Repayments
Mezzanine debt facility	(112,984)
Copper and silver delivered against copper and silver stream	(11,549)

Other movements
Debt extinguishment and modification costs	12,469
Amortisation expense	13,724
Balance as of 30 June 2025	367,576

Summary of repayments of loans and borrowings

Six months ended
US$ thousand	30 June 2025
Repayment - Mezzanine debt facility	112,984
Repayment - Mezzanine debt facility embedded derivative (Note 15)	32,355
Total repayment before interest and costs	145,339

Accrued interest up to the date of repayment	3,652
Additional prepayment interest per the terms of early settlement	10,597
Other costs related to settlement	1,068
Total repayment	160,656